Financial Instruments, Credit Risk (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2020 USD ($) Customer	Aug. 31, 2019 USD ($) Customer	Aug. 31, 2018 USD ($) Customer
Financial Instruments [Abstract]
Period of payment profiles of sales used in calculating expected loss rates	60 months
Number of customers representing more than 10% of total sales | Customer	0	0	0
Trade account receivable [Abstract]
Trade accounts receivable	$ 56,291	$ 51,517
Changes in allowance for doubtful accounts [Abstract]
Balance - Beginning of year	1,535	772
IFRS 9 adoption initial adjustment	0	303
Addition charged to net loss	1,173	864
Write-off of uncollectible accounts and reversal	(953)	(404)
Balance - End of year	1,755	1,535	$ 772
Current [Member]
Trade account receivable [Abstract]
Trade accounts receivable	40,595	39,054
Past Due, 0 to 30 Days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	7,622	3,529
Past Due, 31 to 60 Days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	1,677	2,006
Past Due, More than 60 Days [Member]
Trade account receivable [Abstract]
Trade accounts receivable	$ 6,397	$ 6,928